CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, AioTV Inc. (Details) - USD ($)				3 Months Ended				12 Months Ended
	May 30, 2017	Dec. 07, 2015	Nov. 30, 2012	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant inputs for the valuation model
Investment impairment								$ 1,690,000	$ 5,336,000	$ 16,347,000
Equity income (loss) of associates								$ (687,000)	984,000	$ (13,954,000)
AioTV
Significant inputs for the valuation model
Carrying amount of the investment							$ 1,700,000		1,700,000
AioTV | Common Stock
Significant inputs for the valuation model
Preferred stock converted to common shares	25,527,008
Convertible debentures converted to ordinary shares	2,269,856
Debt instrument, conversion price (in dollars per share)	$ 0.253790596
AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Investment amount			$ 8,000,000
Per share price of investment			$ 0.320937
Equity method investment, ownership interest (as a percent)				45.00%				45.00%
Significant inputs for the valuation model
Total fair value of invested Capital as at valuation date									$ 900,000
Risk free rate of interest (as a percent)									0.80%
Dividend yield (as a percent)									0.00%
Expiration date									Nov. 14, 2017
Volatility (as a percent)									41.00%
Discount rate (as a percent)									50.00%
Investment impairment									$ 4,300,000
Carrying amount of the investment							900,000		900,000
Convertible shares	25,527,008
AioTV | Convertible bonds of private company
Significant inputs for the valuation model
Payment to acquire available-for-sale debt securities		$ 500,000					$ 300,000
Interest rate of debt securities (as a percent)		10.00%					10.00%
Investment impairment								$ 400,000	0
Carrying amount of the investment				$ 0	$ 0		$ 800,000	$ 0	$ 800,000
Equity income (loss) of associates				$ (200,000)	(200,000)
Common stocks					$ 0
Loss from equity method investment (as a percent)				45.00%	45.00%
Note Purchase Agreement | AioTV
Significant inputs for the valuation model
Principal amount	$ 320,000
Capital value	$ 160,000
Note Purchase Agreement | AioTV | Common Stock
Significant inputs for the valuation model
Conversion price (in dollars per share)	$ 0.320937
Note Purchase Agreement | AioTV | Convertible bonds of private company
Significant inputs for the valuation model
Investment impairment						$ 1,300,000
Equity income (loss) of associates					$ (100,000)
Convertible promissory note, value	$ 800,000
Payments to acquire investments					$ 380,000	$ 100,000
Note Purchase Agreement | AioTV | Convertible debentures
Significant inputs for the valuation model
Principal amount	576,068
Accrued and unpaid interests	$ 500,000